Premises and Equipment	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 6 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2014 and 2013:

	2014	2013
Land and improvements	$3,401,312	$2,479,913
Buildings	11,587,176	9,188,883
Equipment	4,295,575	3,977,234
	19,284,063	15,646,030
Less accumulated depreciation	6,898,507	6,480,498
Premises and equipment, net	$12,385,556	$9,165,532

Depreciation expense amounted to $450,729 in 2014, $447,326 in 2013, and $474,569 in 2012.